UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
March 2, 2022 to September 1, 2022

Commission File Number of Issuing entity: 001-33286

Central Index Key Number of issuing entity: 0001387637

CORPORATE BACKED CALLABLE TRUST CERTIFICATES, J.C. PENNEY DEBENTURE-BACKED SERIES 2007-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-112795

Central Index Key Number of depositor: 0001221546

Select Asset Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001221546
Select Asset Inc
(Exact name of sponsor as specified in its charter)

(929) 215-1680
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

13-4029392
(I.R.S. Employer Identification No.)

200 Continental Drive, Suite 401
Newark, Delaware

(Address of principal executive offices of issuing entity)

19713
(Zip Code)

(929) 215-1680
(Telephone number, including area code)

110 E. 42nd Street, Suite 820, New York, New York
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))

Corporate Backed Callable Trust Certificates, J.C. Penney Debenture-Backed Series 2007-1, Class A-1	[x]	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☒ No ☐

Indicate by check mark whether the registrant is an emerging growth company as defined in Rule 405 of the Securities Act of 1933 (§230.405 of this chapter) or Rule 12b-2 of the Securities Exchange Act of 1934 (§240.12b-2 of this chapter).

Emerging growth company ☐

If an emerging growth company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 13(a) of the Exchange Act. ☐

PART I - DISTRIBUTION INFORMATION ITEM
Item 1. Distribution and Pool Performance Information.
The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated January 30, 2007, relating to the Callable Class A-1 Certificates, Series 2007-1 (the “Certificates”) and the related Prospectus, dated April 18, 2006 (collectively, the “Prospectus”), of Corporate Backed Callable Trust Certificates, J.C. Penney Debenture-Backed Series 2007-1 (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The Class A-1 Certificates were offered under the Prospectus.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
Nothing to report.

Item 3. Sales of Securities and Use of Proceeds.
Nothing to report.

Item 4. Defaults Upon Senior Securities.
Nothing to report.

Item 5. Submission of Matters to a Vote of Security Holders.
Nothing to report.

Item 6. Significant Obligors of Pool Assets.
J.C. Penney Company, Inc., the guarantor of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”). For information on J.C. Penney Company, Inc. please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 001-15274. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by J.C. Penney Company, Inc. may be accessed on this site. You can request copies of these documents, upon payment of a duplicating fee, by writing to the SEC. The public may read and copy any materials filed with the Commission at the Commission’s Public Reference Room at 100 F Street, NE, Washington, DC 20549 on official business days between the hours of 10:00 a.m. and 3:00 p.m. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. Please call the SEC at (800) SEC-0330 for further information on the operation of the SEC’s public reference rooms. Neither Select Asset Inc. nor U.S. Bank National Association (the “Trustee”) has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Select Asset Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Item 7. Significant Enhancement Provider Information.
Inapplicable.

Item 8 Other Information.
The Depositor believes the Trustee has maintained the proper processes and internal controls to monitor the Trust’s cash flows and administer the Trust. Pursuant to the terms of the Trust Agreement, the Trustee (i) is responsible for administering the Trust and has “full power and authority...to do or cause to be done any and all things in connection with such administration” (Section 3.01 of the Trust Agreement); (ii) is responsible to “make any and all filings, reports, notices or applications with, and seek any comments and authorizations from, the Commission and any state securities authority on behalf of the Trust” (Section 3.01 of the Trust Agreement); and (iii) controls the Certificate Account for each series of certificates (Section 3.03 of the Trust Agreement).

On May 15, 2020, J.C. Penney Company, Inc. and certain of its subsidiaries, including J.C. Penney Corporation, Inc., commenced voluntary cases (the "Chapter 11 Cases") under chapter 11 of title 11 of the United States Code in the United States Bankruptcy Court for the Southern District of Texas. On May 18, 2020, J.C. Penney Company, Inc filed an 8-K with the Securities and Exchange Commission providing further information.

On May 19, 2020 the New York Stock Exchange ("NYSE"), a subsidiary of the Intercontinental Exchange, on which the Certificates have been listed, suspended trading in the Certificates and on May 19, 2020 the NYSE issued a press release stating that the staff of NYSE Regulation has determined to delist the Certificates from the NYSE based on the bankruptcy filing. The press release can be found ICE’s website at the following URL
https://ir.theice.com/press/news-details/2020/NYSE-to-Suspend-Trading-Immediately-in-Corporate-Backed-Callable-Trust-Certificates-JC-Penney-Debenture-Backed-Series-2007-1-Trust-Class-A-1-of-Select-Asset-Inc-Symbol-JBN-and-Commence-Delisting-Process/default.aspx

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1) September 1, 2022 Semi-Annual Statement to Certificateholders.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Select Asset Inc.
as Depositor for the Trust (the "Registrant")

Date: November 04, 2022	/s/ Paul Edwards
Name: Paul Edwards
Title: Director

EXHIBIT INDEX

Exhibit	Description

Exhibit 99.1	Distribution Statement